Other capital reserve - Changes in 2006 Share Plan and 2006 India Share Plan (Details) - 2006 Share Plan and 2006 India Share Plan ₨ / shares in Units, ₨ in Thousands	12 Months Ended
	Mar. 31, 2020 INR (₨) Options ₨ / shares	Mar. 31, 2019 INR (₨) Options ₨ / shares	Mar. 31, 2018 INR (₨) Options ₨ / shares
Weighted average exercise price of share options
Weighted average remaining contractual life	2 years 2 months 19 days
Options
Number of shares
Number of options outstanding at the beginning of the year | Options	652,580	657,130
Forfeited during the year | Options	193,668	1,785
Expired during the year | Options		2,581
Exercised during the year | Options		184
Number of options outstanding at the end of the year | Options	458,912	652,580	657,130
Vested/exercisable | Options	458,912	652,580
Weighted average exercise price of share options
Outstanding at the beginning of the year	₨ 304.92	₨ 287.05
Forfeited during the year	380.26	348.84
Expired during the year		270.10
Exercised during the year		300.11
Outstanding at the end of the year	328.12	304.92	₨ 287.05
Vested/exercisable	₨ 328.12	₨ 304.92
Weighted average remaining contractual life		3 years 7 months 17 days
Share based compensation cost | ₨		₨ 24	₨ 432
Options | Minimum
Weighted average exercise price of share options
Outstanding at the beginning of the year	₨ 270.10
Outstanding at the end of the year	294.43	₨ 270.10
Options | Maximum
Weighted average exercise price of share options
Outstanding at the beginning of the year	375.14
Outstanding at the end of the year	₨ 408.93	₨ 375.14
Options | Ordinary shares
Number of shares
Number of options outstanding at the beginning of the year | Options	652,580
Granted during the year | Options	458,912
Number of options outstanding at the end of the year | Options	458,912	652,580